Scope of Consolidation - Consideration related to disposal of Magneti Marelli (Details) - EUR (€) € in Millions	4 Months Ended	6 Months Ended
	May 02, 2019	Jun. 30, 2020
Subsidiaries [Domain]
Assets And Liabilities Classified As Held For Sale [Line Items]
Consideration paid (received)		€ (47.5)
Magneti Marelli [Domain]
Assets And Liabilities Classified As Held For Sale [Line Items]
Consideration paid (received)	€ 5,772.0
Portion of consideration paid (received) consisting of cash and cash equivalents	5,774.0
Portion of consideration paid (received) contingent on future events	70.0
Portion of consideration (paid) received contingent on future events, payable by FCA	16.0
Transaction costs related to disposal of subsidiary	16.0
Portion of consideration (paid) received proposed purchase price adjustment	€ 40.0